Related Parties - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended			12 Months Ended																					12 Months Ended			1 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended						6 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 29, 2012		Jul. 31, 2011	Jul. 29, 2012		Jul. 31, 2011	Jan. 29, 2012		Jan. 30, 2011		Jan. 31, 2010		Feb. 01, 2009	Jan. 29, 2012 Senior Notes	Jul. 29, 2012 14.875% Senior Notes due 2020		Jul. 29, 2012 13.5% Senior Subordinated Notes due 2015		Jan. 29, 2012 13.5% Senior Subordinated Notes due 2015		Jan. 30, 2011 13.5% Senior Subordinated Notes due 2015		Aug. 30, 2007 13.5% Senior Subordinated Notes due 2015	Jan. 29, 2012 12.0% Senior Notes due September 1, 2014		Jan. 30, 2011 12.0% Senior Notes due September 1, 2014		Jan. 29, 2012 Maximum	Jan. 30, 2011 Maximum	Jan. 31, 2010 Maximum	Aug. 30, 2007 Hds Investment Holding Incorporated	Jan. 31, 2010 Hds Investment Holding Incorporated	Jul. 29, 2012 Equity Sponsors	Jul. 31, 2011 Equity Sponsors	Jul. 29, 2012 Equity Sponsors	Jul. 31, 2011 Equity Sponsors	Jan. 29, 2012 Equity Sponsors	Jan. 30, 2011 Equity Sponsors	Jan. 31, 2010 Equity Sponsors	Jul. 29, 2012 Equity Sponsors Other outstanding indebtedness	Jul. 29, 2012 Equity Sponsors 14.875% Senior Notes due 2020 Senior Notes	Jan. 29, 2012 Equity Sponsors 13.5% Senior Subordinated Notes due 2015	Jul. 29, 2012 Equity Sponsors 13.5% Senior Subordinated Notes due 2015 Senior Subordinated Notes	Jan. 29, 2012 Equity Sponsors 12.0% Senior Notes due September 1, 2014	Jul. 29, 2012 Equity Sponsors Annual	Jan. 29, 2012 Equity Sponsors Annual	Jul. 29, 2012 Crown Bolt	Jan. 29, 2012 Crown Bolt	Jan. 30, 2011 Crown Bolt	Jan. 31, 2010 Crown Bolt	Jan. 30, 2011 Crown Bolt Maximum	Jan. 30, 2011 Crown Bolt Minimum	Jul. 29, 2012 Home Depot Incorporated	Jul. 31, 2011 Home Depot Incorporated	Jul. 29, 2012 Home Depot Incorporated	Jul. 31, 2011 Home Depot Incorporated	Jan. 29, 2012 Home Depot Incorporated	Jan. 30, 2011 Home Depot Incorporated	Jan. 31, 2010 Home Depot Incorporated
Related Party Transaction [Line Items]
Acquisition of intellectual property and outstanding common stock of HD Supply, cash paid to Home Depot						$ 21	$ 23																								$ 8,200	$ 22
Acquisition of intellectual property and outstanding common stock of HD Supply, stock issued to Home Depot																															12.50%
Acquisition of intellectual property and outstanding common stock of HD Supply, stock issued paid to Home Depot																															325
Amount of products sold																																					3	3	3														74	71	143	127	275	299	290
Accounts receivable from sale of products																																																					30		30		45	27
Products purchased from Home depot	1,465		1,342	2,778		2,490	5,014		4,608		4,545																																														1	1	1
Home Depot strategic purchase agreement with Crown Bolt, date																																															Jan. 31, 2015	Jan. 31, 2015
Net book value of strategic purchase agreement																																															56				401	257
Net book value of goodwill	3,279			3,279			3,151		3,150		3,149	[1]	3,368																																		215		20	12
Sponsor Management Fee and related expense	2		2	3		3	5		5		5																						2	2	3	3	5	5	5						5	5
Management agreement																																			2017-08		2017-08
Equity Sponsors beneficially owned amount	5,775	[2]		5,775	[2]		5,462	[2],[3]	5,249	[3]					728		1,819		1,820	[3]	1,597	[3]		2,500	[3]	2,500	[3]													37	757	713	713	833
Equity Sponsors beneficially owned percentage																																										39.00%	39.00%	33.00%
Cost of purchased product																																					61	46	60
Rents paid																												$ 1	$ 1	$ 1
Notes owned by affiliates of the Equity Sponsors beneficially, interest rate	13.50%			13.50%										12.00%	14.88%	[4]	13.50%	[4]	13.50%	[4]	13.50%		13.50%	12.00%	[4]	12.00%															14.875%		13.50%
Notes owned by affiliates of the Equity Sponsors beneficially, due date																																											2015

[1]	Does not sum due to rounding
[2]	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities and Other liabilities in the accompanying Consolidated Balance Sheets.
[3]	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities in the accompanying Consolidated Balance Sheets.
[4]	Represents the stated rate of interest, without including the effect of discounts.